Note 14 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loss carry-forwards and other credits	$ 19,056	$ 37,869
Expenses not currently deductible	31,508	34,265
Revenue not currently taxable	(8,416)	(15,227)
Stock-based compensation	157	525
Investments	10,628	11,290
Provision for doubtful accounts	4,871	4,221
Financing fees	(83)	162
Net unrealized foreign exchange losses	126	(634)
Depreciation and amortization	(42,257)	(32,035)
Less: valuation allowance	(8,945)	(11,079)
Net deferred income tax asset	$ 6,645	$ 29,357